Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.3%		Shares	Value
Agricultural Operations - 3.5%
Bunge Global SA		311,058	$25,273,463
Tejon Ranch Co. (a)		688,436	11,001,207
Wilmar International Ltd.		4,458,840	9,857,038
			46,131,708

Building Production-Wood - 1.5%
West Fraser Timber Co. Ltd. (b)		286,496	19,475,998

Diversified Minerals - 0.0%(c)
Lithium Royalty Corp. (a)(b)		100,000	442,719

Electric-Integrated - 2.8%
Hawaiian Electric Industries, Inc. (a)		3,398,048	37,514,450

Global Exchanges – 17.5%
ASX Ltd.		576,882	22,400,697
Deutsche Boerse AG		154,527	41,416,127
Intercontinental Exchange, Inc.		338,072	56,958,370
Japan Exchange Group, Inc.		1,674,208	18,733,309
London Stock Exchange Group PLC		54,327	6,228,443
Miami International Holdings Inc (a)(b)		355,665	14,319,073
Singapore Exchange Ltd.		3,007,266	38,558,879
TMX Group Ltd.		909,300	34,793,109
			233,408,007

Insurance Brokers - 2.3%
Marsh & McLennan Cos., Inc.		152,653	30,764,159

Investment Management-Advisor Services – 2.3%
Brookfield Corp. 234,205			16,061,779
Sprott, Inc.		181,588	15,106,306
			31,168,085

Medical-Biomedical-Genetics - 0.9%
Royalty Pharma PLC - Class A		343,271	12,110,601

Metal-Diversified - 7.2%
Altius Minerals Corp.		378,934	9,115,223
Cameco Corp.		595,237	49,916,575
Deterra Royalties Ltd.		5,712,942	15,069,330
Glencore PLC		4,722,527	21,718,029
			95,819,157

Metal-Iron - 1.3%
Labrador Iron Ore Royalty Corp. (b)		290,456	5,861,725
Mesabi Trust		393,971	11,531,531
			17,393,256

Motion Pictures & Services - 0.3%
IG Port, Inc.		203,000	2,109,930
Toei Animation Co. Ltd.		103,999	2,147,794
			4,257,724

Oil Companies - Exploration & Production - 6.3%
Dorchester Minerals LP		187,324	4,849,818
Landbridge Co. LLC - Class A (b)		1,251,189	66,750,933
Topaz Energy Corp. (b)		677,479	12,576,745
			84,177,496

Oil-Field Services - 4.8%
WaterBridge Infrastructure LLC - Class A (a)		2,523,199	63,635,079

Oil-US Royalty Trusts - 16.7%
Permian Basin Royalty Trust		1,665,275	30,391,269
PrairieSky Royalty Ltd.		3,196,969	59,325,672
Sabine Royalty Trust		85,201	6,770,071
San Juan Basin Royalty Trust (a)		1,283,345	7,751,404
Texas Pacific Land Corp.		62,464	58,318,889
Viper Energy, Inc. - Class A		1,590,777	60,799,497
			223,356,802

Pipelines - 3.1%
Cheniere Energy, Inc.		177,898	41,802,472

Precious Metals – 18.8%
Franco-Nevada Corp.		327,464	72,995,000
Metalla Royalty & Streaming Ltd. (a)		390,000	2,476,500
OR Royalties, Inc.		1,611,448	64,586,836
Wheaton Precious Metals Corp.		990,881	110,820,131
			250,878,467

Real Estate Operations-Development - 1.1%
St Joe Co.		287,756	14,238,167

Securities & Commodities Exchanges - 3.0%
CME Group, Inc.		146,754	39,651,463

Telecommunication Services - 2.5%
DigitalBridge Group, Inc.		2,829,801	33,108,672

Transport-Marine - 0.4%
Clarkson PLC		110,921	5,480,346
TOTAL COMMON STOCKS (Cost $1,020,528,410)			1,284,814,828

PRIVATE FUNDS – 0.3%
Evolve Strategic Element Royalties Ltd. (a)(d)		6,250,000	3,593,503
TOTAL PRIVATE FUNDS (Cost $3,622,270)			3,593,503

TOTAL INVESTMENTS - 96.6% (Cost $1,024,150,680)			1,288,408,331
Money Market Deposit Account - 8.9% (e)(f)			119,099,035
Liabilities in Excess of Other Assets - (5.5)%			(73,723,521)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$1,333,783,845

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $69,671,136.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,593,503 or 0.3% of net assets as of September 30, 2025.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025, was 3.99%.

(f)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of September 30, 2025, is $71,137,375 which represented 5.3% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Horizon Kinetics Inflation Beneficiaries ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,284,814,828	$–	$–	$1,284,814,828
Private Funds	–	–	3,593,503	3,593,503
Total Investments	$1,284,814,828	$–	$3,593,503	$1,288,408,331

Refer to the Schedule of Investments for further disaggregation of investment categories. Level 3 Reconciliation Disclosure

Private Funds
Balance as of December 31, 2024	$—
Realized gain (loss)	—
Change in Net unrealized depreciation	(28,767)
Purchases	3,622,270
(Sales)	—
Transfer in/(out) of Level 3	—
Balance as of September 30, 2025	$3,593,503
Change in Net unrealized appreciation/depreciation during the period for Level 3 investments held at September 30, 2025	$(28,767)

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Net Assets)

United States	$627,540,588	47.1%
Canada	477,147,821	35.7
Singapore	48,415,917	3.7
Germany	41,416,127	3.1
Australia	37,470,027	2.8
Japan	22,991,033	1.7
Switzerland	21,718,029	1.6
United Kingdom	11,708,789	0.9
Other Assets in Excess of Other Assets	45,375,514	3.4
	$1,333,783,845	100.0%